Foreign Exchange Translation Gain/(Loss) (Details) R in Millions	12 Months Ended
	Jun. 30, 2021 ZAR (R) R / $	Jun. 30, 2020 ZAR (R) R / $	Jun. 30, 2019 ZAR (R) R / $	Jun. 30, 2021 ZAR_per_AUD	Jun. 30, 2021 papuaNewGuineanKinaPerAustralianDollar	Jun. 30, 2020 ZAR_per_AUD	Jun. 30, 2020 papuaNewGuineanKinaPerAustralianDollar
Disclosure of attribution of expenses by nature to their function [line items]
Closing rate	14.27	17.32	14.13	10.72	2.63	11.96	2.38
Average foreign exchange rate | R / $	15.40	15.66	14.18
Effect Of Exchange Rate Changes On Borrowings	R 894	R (970)	R (99)
Effect Of Exchange Rate Changes On Cash And Cash Equivalents and Other items	(224)	78	13
Foreign exchange translation gain/(loss)	R 670	R (892)	R (86)